Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2020
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0000052136
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 05, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jan. 05, 2022
Prospectus Date	rr_ProspectusDate	Apr. 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A